Loans - Short-term loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2018 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Jul. 31, 2018 CNY (¥)
Short-term Debt [Line Items]
Short-term loans		$ 34,927	¥ 249,876
Shanghai OneSmart
Short-term Debt [Line Items]
Percentage of debt instrument interest rate				4.35%	4.35%
Shanghai OneSmart | Banking facility with China Merchants Bank
Short-term Debt [Line Items]
Short-term loan facility amount	$ 20,966											¥ 150,000
Short-term loans								$ 2,778	¥ 19,876	$ 6,989	¥ 50,000
Shanghai OneSmart | Banking facility with China Merchants Bank | One-year lending rate of PBOC
Short-term Debt [Line Items]
Reference rate for the variable rate	one-year lending rate of PBOC
Shanghai OneSmart | Banking facility with China CITIC Bank
Short-term Debt [Line Items]
Percentage of debt instrument interest rate						5.18%	5.18%
Shanghai OneSmart | Banking facility with China CITIC Bank, one
Short-term Debt [Line Items]
Short-term loan facility amount						$ 9,505	¥ 68,000
Shanghai OneSmart | Banking facility with China CITIC Bank, two
Short-term Debt [Line Items]
Short-term loan facility amount						$ 4,473	¥ 32,000
Shanghai OneSmart | Banking facility with Shanghai Pudong Development Bank
Short-term Debt [Line Items]
Short-term loan facility amount				$ 18,171	¥ 130,000